Equity (Details)	Dec. 31, 2022 $ / shares shares	Feb. 11, 2022
Class A Common Stock
Members' equity and temporary equity
Exchange ratio of outstanding units to stock	1
Common stock shares authorized	1,000,000,000
Common stock, par value | $ / shares	$ 0.0001
Common stock shares outstanding	62,716,000
Class V Common Stock
Members' equity and temporary equity
Common stock shares authorized	500,000,000
Common stock, par value | $ / shares	$ 0.0001
Common stock shares outstanding	61,359,475
Reverse Capitalization | Class A Common Stock
Members' equity and temporary equity
Exchange ratio of outstanding units to stock		37.2275